Mineral, Royalty and Other Interests - Bachelor Lake Amendment - Additional Information (Detail) $ in Thousands		12 Months Ended
	Sep. 29, 2017 USD ($) $ / USD_per_Ounce Ounce	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of property plant and equipment and exploration and evaluation [line items]
(Gain) on mineral interest disposal and other		$ 498	$ 4,848
Metanor Resources Inc [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Value of common shares received	$ 2,000
Barry project [member] | Bonterra Resources Inc [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of NSR received	3.90%
Bachelor Lake Gold Stream and Barry Project [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Reduced NSR percentage if purchase option exercised	1.80%
Bachelor Lake Gold Stream and Barry Project [member] | Bonterra Resources Inc [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Payment to reduce each NSR	$ 2,000
Bachelor Lake Gold Stream [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Gold purchased | Ounce	12,000
Net smelter returns royalty percentage	3.90%
Minimum ounces of gold purchased quarterly | Ounce	1,500
Per ounce gold cash payment | $ / USD_per_Ounce	500
Net smelter return percentage			1.00%
(Gain) on mineral interest disposal and other			$ 3,000